Consolidated Statements of Financial Position - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Current
Cash	$ 113,156	$ 493,810
GST recoverable	13,655	11,172
Prepaid expenses	0	22,211
Deferred loss on derivatives	150,851	951,792
Total current assets	277,662	1,478,985
Intangible assets	26,761	0
Total assets	304,423	1,478,985
Current
Trade and other payables	122,276	129,278
Loan payable	26,565	0
Convertible promissory notes - liability portion	50,593	25,541
Derivative liability	370,194	733,339
Promissory notes	165,698	209,755
Total liabilities	735,326	1,097,913
SHAREHOLDERS' (DEFICIENCY) EQUITY
Share capital	7,460,158	6,080,151
Reserves	60,000	0
Accumulated deficit	(7,793,332)	(5,699,079)
Total equity (deficiency) attributable to shareholders	(273,174)	381,072
Non-controlling interest	(157,729)	0
Total liabilities and shareholders' equity (deficiency)	$ 304,423	$ 1,478,985